Intangible Assets and Goodwill, Net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets and Goodwill, Net
Schedule of changes in intangible assets

	2021						2020
			Accumulated						Accumulated
	Cost		Amortization		Carrying Amount		Cost		Amortization		Carrying Amount
Intangible assets and goodwill with indefinite useful lives:
Trademarks	Ps.	35,242	Ps.	—	Ps.	35,242	Ps.	35,242	Ps.	—	Ps.	35,242
Concessions		15,166,067		—		15,166,067		15,166,067		—		15,166,067
Goodwill		14,036,657		—		14,036,657		14,113,626		—		14,113,626
		29,237,966		—		29,237,966		29,314,935		—		29,314,935
Intangible assets with finite useful lives:
Trademarks		2,227,096		(2,043,442)		183,654		2,227,096		(1,971,314)		255,782
Concessions		553,505		(553,505)		—		553,505		(442,804)		110,701
Licenses and software		14,831,874		(9,672,946)		5,158,928		13,139,480		(8,446,906)		4,692,574
Subscriber lists		8,806,951		(7,574,668)		1,232,283		8,804,334		(7,258,070)		1,546,264
Payments for renewal of concessions		5,825,559		—		5,825,559		5,825,559		—		5,825,559
Other intangible assets		5,446,636		(4,829,145)		617,491		5,169,795		(4,191,392)		978,403
		37,691,621		(24,673,706)		13,017,915		35,719,769		(22,310,486)		13,409,283
	Ps.	66,929,587	Ps.	(24,673,706)	Ps.	42,255,881	Ps.	65,034,704	Ps.	(22,310,486)	Ps.	42,724,218

Schedule of changes in net carrying amount of goodwill, indefinite-lived trademarks and concessions

							Foreign
	Balance as of						Currency						Balance as of
	January 1,						Translation		Impairment				December 31,
	2021		Acquisitions		Retirements		Adjustments		Adjustments		Transfers		2021
Goodwill:
Cable	Ps.	13,794,684	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	13,794,684
Content		241,973		—		—		—		—		—		241,973
Other Businesses		76,969		—		—		—		(76,969)		—		—
	Ps.	14,113,626	Ps.	—	Ps.	—	Ps.	—	Ps.	(76,969)	Ps.	—	Ps.	14,036,657

Indefinite-lived trademarks (see Note 3):
Cable	Ps.	32,813	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	32,813
Other Businesses		2,429		—		—		—		—		—		2,429
	Ps.	35,242	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	35,242

Indefinite-lived concessions (see Note 3):
Cable	Ps.	15,070,025	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,070,025
Sky		96,042		—		—		—		—		—		96,042
	Ps.	15,166,067	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,166,067

							Foreign
	Balance as of						Currency						Balance as of
	January 1,						Translation		Impairment				December 31,
	2020		Acquisitions		Retirements		Adjustments		Adjustments		Transfers		2020
Goodwill:
Cable	Ps.	13,794,684	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	13,794,684
Content		241,973		—		—		—		—		—		241,973
Other Businesses		76,969		—		—		—		—		—		76,969
	Ps.	14,113,626	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	14,113,626

Indefinite-lived trademarks (see Note 3):
Cable	Ps.	132,212	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(99,399)	Ps.	32,813
Other Businesses		43,232		—		—		—		(40,803)		—		2,429
	Ps.	175,444	Ps.	—	Ps.	—	Ps.	—	Ps.	(40,803)	Ps.	(99,399)	Ps.	35,242

Indefinite-lived concessions (see Note 3):
Cable	Ps.	15,070,025	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,070,025
Sky		96,042		—		—		—		—		—		96,042
	Ps.	15,166,067	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,166,067

Schedule of fair value calculations of goodwill and intangible assets

	Cable
	Minimum	Maximum
Value in use calculations:
Long-term growth rate	4.00%	4.00%
Discount rate	10.00%	10.60%
Pre-tax discount rate	13.66%	16.50%
Fair value calculations:
Multiple of sales	2.2	3.3
Multiple of EBITDA (as defined)	6.8	7.9

The key assumptions used for either fair value or value in use calculations of goodwill and intangible assets in 2020, were as follows (see Note 15):

	Cable
	Minimum	Maximum
Value in use calculations:
Long-term growth rate	3.70%	3.90%
Discount rate	10.50%	11.60%
Fair value calculations:
Multiple of sales	2.3	3.4
Multiple of EBITDA (as defined)	6.3	8.2

Intangible Assets with Finite Useful Lives
Intangible Assets and Goodwill, Net
Schedule of changes in intangible assets

	2021
					Licenses				Payments for		Other
					and		Subscriber		Renewal of		Intangible
	Trademarks		Concessions		Software		Lists		Concessions		Assets		Total
Cost:
Balance at beginning of period	Ps.	2,227,096	Ps.	553,505	Ps.	13,139,480	Ps.	8,804,334	Ps.	5,825,559	Ps.	5,169,795	Ps.	35,719,769
Additions		—		—		1,599,671		—		—		299,793		1,899,464
Transfers from (to) property, plant and equipment		—		—		609,974		—		—		(62,034)		547,940
Retirements and impairment adjustments		—		—		(643,888)		—		—		—		(643,888)
Transfers and reclassifications		—		—		117,716		—		—		39,278		156,994
Effect of translation		—		—		8,921		2,617		—		(196)		11,342
Balance at end of period		2,227,096		553,505		14,831,874		8,806,951		5,825,559		5,446,636		37,691,621
Amortization:
Balance at beginning of period		(1,971,314)		(442,804)		(8,446,906)		(7,258,070)		—		(4,191,392)		(22,310,486)
Amortization of the year		(72,128)		(110,701)		(1,741,517)		(313,981)		—		(301,444)		(2,539,771)
Other amortization of the year (1)		—		—		—		—		—		(329,144)		(329,144)
Retirements and impairment adjustments		—		—		516,045		—		—		—		516,045
Effect of translation		—		—		(568)		(2,617)		—		(7,165)		(10,350)
Balance at end of period		(2,043,442)		(553,505)		(9,672,946)		(7,574,668)		—		(4,829,145)		(24,673,706)
	Ps.	183,654	Ps.	—	Ps.	5,158,928	Ps.	1,232,283	Ps.	5,825,559	Ps.	617,491	Ps.	13,017,915

	2020
					Licenses				Payments for		Other
					and		Subscriber		Renewal of		Intangible
	Trademarks		Concessions		Software		Lists		Concessions		Assets		Total
Cost:
Balance at beginning of period	Ps.	2,127,697	Ps.	553,505	Ps.	10,858,388	Ps.	8,782,852	Ps.	5,821,828	Ps.	5,198,960	Ps.	33,343,230
Additions		—		—		959,813		—		3,731		271,633		1,235,177
Transfers from (to) property, plant and equipment		—		—		1,247,347		—		—		(202,282)		1,045,065
Retirements		—		—		(28,127)		—		—		(25,013)		(53,140)
Transfers and reclassifications		99,399		—		84,823		16,428		—		(73,124)		127,526
Effect of translation		—		—		17,236		5,054		—		(379)		21,911
Balance at end of period		2,227,096		553,505		13,139,480		8,804,334		5,825,559		5,169,795		35,719,769
Amortization:
Balance at beginning of period		(1,899,187)		(332,103)		(6,843,169)		(6,632,419)		—		(3,762,535)		(19,469,413)
Amortization of the year		(72,127)		(110,701)		(1,717,282)		(523,878)		—		(50,522)		(2,474,510)
Other amortization of the year (1)		—		—		—		—		—		(380,863)		(380,863)
Retirements		—		—		28,127		—		—		2,003		30,130
Reclassifications		—		—		96,304		(96,719)		—		415		—
Effect of translation		—		—		(10,886)		(5,054)		—		110		(15,830)
Balance at end of period		(1,971,314)		(442,804)		(8,446,906)		(7,258,070)		—		(4,191,392)		(22,310,486)
	Ps.	255,782	Ps.	110,701	Ps.	4,692,574	Ps.	1,546,264	Ps.	5,825,559	Ps.	978,403	Ps.	13,409,283

(1)	Other amortization of the year relates primarily to amortization of soccer player rights, which is included in consolidated cost of sales.

Intangible Assets with Indefinite Useful Lives
Intangible Assets and Goodwill, Net
Schedule of changes in intangible assets

	2021
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at beginning of period	Ps.	35,242	Ps.	15,166,067	Ps.	14,113,626	Ps.	29,314,935
Impairment adjustments		—		—		(76,969)		(76,969)
Balance at end of period	Ps.	35,242	Ps.	15,166,067	Ps.	14,036,657	Ps.	29,237,966

	2020
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at beginning of period	Ps.	175,444	Ps.	15,166,067	Ps.	14,113,626	Ps.	29,455,137
Impairment adjustments		(40,803)		—		—		(40,803)
Transfers and reclassifications		(99,399)		—		—		(99,399)
Balance at end of period	Ps.	35,242	Ps.	15,166,067	Ps.	14,113,626	Ps.	29,314,935